CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Trade accounts receivable, allowance for doubtful accounts	$ 0	¥ 0		¥ 0
Debt instrument, face amount	$ 43,615,301	¥ 300,000,000	$ 43,615,301	¥ 300,000,000
Interest rate (as a percent)	6.50%	6.50%	6.50%	6.50%
Unamortized debt issuance costs interest rate (as a percentage)	6.75%	6.75%	6.75%	6.75%
Debt issuance costs	$ 582,316	¥ 4,005,357		¥ 5,419,012	¥ 6,830,549
Ordinary share, par value (in CNY per share) | ¥ / shares		¥ 0.0068259		¥ 0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000	25,725,000	25,725,000